Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current Assets:
Cash	$ 34,828	$ 127,524	$ 72,038
Accounts Receivable (net allowance of $128,420, 128,420 and 111,301respectively )	105,797	70,934	69,050
Prepaid expenses and other current assets	6,018	33,751	6,033
Inventory	164,023	161,309	134,784
Total current assets	310,666	393,518	281,905
Property and equipment, net	9,794	11,362	18,490
Other Assets:
Patent, net			38,740
Rou Asset	25,719
Deposits	6,191	6,191	6,191
Total other assets	31,910	6,191	44,931
Total Assets	352,370	411,071	345,326
Current Liabilities:
Accounts payable	101,022	98,109	80,439
Accrued expenses	99,979	85,440	93,987
Accrued settlement	231,323	231,323	231,323
Convertible Note
Promissory Note-GHS	30,000	30,000
Lease Liability Current	21,985
Notes payable - related parties	59,558	59,558	59,558
Total current liabilities	829,696	617,730	465,307
Long Term Liabilities
Lease Liability-Long Term	3,734
Total Long Term Liabilities	3,734
Total liabilities	833,430	617,730	465,307
Commitments and contingencies
Stockholders' (Deficit) Equity:
Convertible preferred stock with liquidation preference, par value of $0.001 pre share,10,000,000 shares authorized: 5,200,000 issued and outstanding	5,200	5,200	5,200
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 52,328,400, 52,205,400 and 46,150,207 shares issued and outstanding as of June 30, 2019, March 31, 2019 and March 31, 2018 respectively	52,329	52,206	46,150
Additional paid-in capital	27,681,660	27,449,487	25,326,876
Accumulated deficit	(28,220,249)	(27,713,552)	(25,498,207)
Total stockholders' (Deficit)Equity	(481,060)	(206,659)	(119,981)
Total Liabilities and Stockholders' (Deficit) Equity	352,370	411,071	$ 345,326
Convertible Notes-GHS [Member]
Current Liabilities:
Interest Payable	6,726
Promissory Note-GHS [Member]
Current Liabilities:
Interest Payable	803
Convertible Note 1-GHS [Member]
Current Liabilities:
Convertible Note	113,300	113,300
Convertible Note 2-GHS [Member]
Current Liabilities:
Convertible Note	55,000
Convertible Note 3-GHS [Member]
Current Liabilities:
Convertible Note	55,000
Convertible Note 4-GHS [Member]
Current Liabilities:
Convertible Note	$ 55,000